C20 Financial risk management and financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C20 Financial risk management and financial instruments

C20    Financial risk management and financial instruments

The Company’s financial risk management is governed by a policy approved by the Board of Directors. The Finance Committee of the Board of Directors is responsible for overseeing the capital structure and financial management of the Company and approving certain matters (such as investments, customer finance commitments, guarantees and borrowing) and continuously monitors the exposure to financial risks.

The Company defines its managed capital as the total Company equity. For the Company, a robust financial position with a strong equity ratio, solid investment grade rating, low leverage and ample liquidity is deemed important. This provides financial flexibility and independence to operate and manage variations in working capital needs as well as to capitalize on business opportunities.

The Company’s overall capital structure should support the financial targets. The capital structure is managed by balancing equity, debt financing and liquidity in such a way that the Company can secure funding of operations at a reasonable cost of capital. Regular borrowings are complemented with committed credit facilities to give additional flexibility to manage unforeseen funding needs. The Company strives to finance growth, normal capital expenditures and dividends to shareholders by generating cash flows from operating activities.

The Company’s capital objectives are:

•	To maintain an equity ratio above 40%

•	A cash conversion rate above 70%

•	To maintain a positive net cash position larger than the pension liability

•	To maintain a solid investment grade rating by Moody’s (Baa2) and Standard & Poor’s (BBB).

Capital objectives-related information, SEK billion

	2017		2016
Capital	100		140
Equity ratio	38%		50%
Cash conversion	–58	%1)	175%
Positive net cash	34.7		31.2
Post-employment benefits	25.0		23.7

Credit rating
Moody’s	Ba2, negative		Baa3, negative
Standard & Poor’s	BB+, stable		BBB, negative

1)	Impacted by a negative result.

In May 2017, Moody’s announced that they have downgraded the senior unsecured debt ratings to Ba1 from Baa3 and the MTN program rating to Ba1 from Baa3, with a stable outlook. In October 2017, Moody’s announced that they have downgraded the senior unsecured debt ratings to Ba2 from Ba1 and the MTN program rating to Ba2 from Ba1. At the same time, the agency placed the company’s Ba2/Ba2 ratings on review for further downgrade. In March 2017, Standard & Poor’s (S&P) announced that they had downgraded the long-term corporate credit rating on Ericsson to BBB– from BBB, with a negative outlook. In July 2017, S&P announced that they had downgraded the long-term corporate credit rating on Ericsson to BB+ from BBB–, with a stable outlook.

The Company has a treasury function with the principal role to ensure that appropriate financing is in place through loans and committed credit facilities, actively managing the Company’s liquidity as well as financial assets and liabilities, and managing and controlling financial risk exposures in a manner consistent with underlying business risks and financial policies. Hedging activities, cash management and insurance management are largely centralized to the treasury function in Stockholm.

The Company also has a customer finance function with the main objective to find suitable third-party financing solutions for customers and to minimize recourse to the Company. To the extent that customer loans are not provided directly by banks, the Parent Company provides or guarantees vendor credits. The customer finance function monitors the exposure from outstanding vendor credits and credit commitments.

The Company classifies financial risks as:

•	Foreign exchange risk

•	Interest rate risk

•	Credit risk

•	Liquidity and refinancing risk

•	Market price risk in own and other equity instruments.

The Board of Directors has established risk limits for defined exposures to foreign exchange and interest rate risks as well as to political risks in certain countries.

For further information about accounting policies, see Note C1, “Significant accounting policies.”

Foreign exchange risk

The Company is a global company with sales mainly outside Sweden. Sales and incurred costs are to a large extent denominated in currencies other than SEK and therefore the financial results of the Company are impacted by currency fluctuations.

The Company reports the financial statements in SEK. Movements in exchange rates between currencies that affect these statements are impacting the comparability between periods.

Line items, primarily sales, are impacted by translation exposure incurred when converting foreign entities’ financial statements into SEK. Line items and profitability, such as operating income are impacted by transaction exposure incurred when financial assets and liabilities, primarily trade receivables and trade payables, are initially recognized and subsequently remeasured due to change in foreign exchange rates.

The table below presents the net exposure for the largest currencies impact on sales and also net transaction exposure of these currencies on profitability.

Currency exposure, SEK billion

Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Incurred cost transaction exposure 1)	Net transaction exposure
USD	52.4	37.2	89.6	–15.3	21.9
EUR	24.6	13.2	37.8	–8.4	4.8
CNY	13.1	–0.2	12.9	–6.2	–6.4
INR	9.4	0.0	9.4	–1.6	–1.6
JPY	7.1	0.0	7.1	4.6	4.6
AUD	7.1	–0.3	6.8	3.3	3.0
BRL	5.7	0.0	5.7	0.7	0.7
SAR	5.1	0.1	5.2	2.3	2.4
GBP	5.6	–0.9	4.7	0.8	–0.1

1)	Transactions in foreign currency – internal sales, internal purchases, external purchases.

Translation exposure

Translation exposure relates to sales and cost incurred in foreign entities when converted into SEK upon consolidation. These exposures cannot be addressed by hedging, but as the income statement is translated using weighted average rate, the impact of volatility in foreign currency rates is reduced.

Transaction exposure

Transaction exposure relates to sales and cost incurred in non-reporting currencies in individual group companies. Foreign exchange risk is as far as possible concentrated in Swedish group companies, primarily Ericsson AB. Sales to foreign subsidiaries are normally denominated in the functional currency of the customers, and so tend to be denominated in USD or another foreign currency. In order to limit the exposure toward exchange rate fluctuations on future revenues and costs, committed and forecasted future sales and purchases in major currencies are hedged with 7% of 12-month forecast monthly. By this, the Company will have hedged 84% of the next month and 7% of the 12th month of an average forecast of the individual month at any given reporting date. This corresponds to approximately 5–6 months of an average forecast. The hedged volumes are funded by loans since April 2017. Previously, derivative contracts were used.

Outstanding loans that are funding hedged net future sales and costs incurred are revalued against “Financial expense.” The sensitivity in “Financial expense” in relation to this revaluation is dependent on changes in foreign exchange rates, forecasts, seasonality and hedging policy. USD is the Company’s largest exposure and at year-end a change by 0.25 SEK/USD would impact profit and loss with approximately SEK 0.1 billion. Realization and revaluation results of these loans and derivative contracts amounted to SEK 0.5 billion and SEK 0.0 billion respectively in 2017.

According to Company policy, transaction exposure in subsidiaries’ balance sheets (i.e., trade receivables and payables and customer finance receivables) should be fully hedged, except for non-tradable currencies and loans funding forecast hedges.

Foreign exchange exposures in balance sheet items are hedged through offsetting balances or derivatives.

Interest rate risk

The Company is exposed to interest rate risk through market value fluctuations in certain balance sheet items and through changes in interest revenues and expenses. The net cash position was SEK 34.7 (31.2) billion at the end of 2017, consisting of cash, cash equivalents and interest-bearing securities of SEK 67.7 (57.9) billion, offset by interest-bearing liabilities of SEK 33.0 (26.7) billion.

The Company manages the interest rate risk by matching fixed and floating interest rates in interest-bearing balance sheet items. The policy is that the net sensitivity on a 1 basis point move on interest-bearing assets matching interest-bearing liabilities, taking derivatives into consideration, is less than SEK 10 million. The average exposure during 2017 was SEK 2.1 million per basis point shift. The treasury function has a mandate to deviate from floating interest on net liquidity and take foreign exchange positions up to an aggregated risk of VaR SEK 45 million given a confidence level of 99% and a 1-day horizon.

Sensitivity to interest rate increase of 1 basis point, SEK million

	<3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	0	0	–3	–4	–1	–8
Interest-bearing liabilities	0	0	0	6	3	9
Derivatives	0	1	0	–4	–1	–4

Total	0	1	–3	–2	1	–3

Outstanding derivatives

Outstanding derivatives 1)

	2017		2016
Fair value	Asset	Liability	Asset		Liability
Currency derivatives
Maturity within 3 months	130	542	351		193
Maturity between 3 and 12 months	215	147	262		137
Maturity between 1 and 3 years	25	—	—		—
Maturity between 3 and 5 years	754	—	—		—

Total	1,125	689	613		330

Interest rate derivatives
Maturity within 3 months	10	35	—		—
Maturity between 3 and 12 months	1	—	239		82
Maturity between 1 and 3 years	34	105	191		205
Maturity between 3 and 5 years	83	54	—		6
Maturity of more than 5 years	39	43	65		116

Total	168	237	495	2)	409
Of which designated in fair value hedge relations	44	—	120		—

1)	Some of the derivatives hedging non-current liabilities are recognized in the balance sheet as non-current derivatives due to hedge accounting.
2)	Of which SEK 86 (0) million is reported as non-current assets.

When managing the interest rate exposure, the Company uses derivative instruments, such as interest rate swaps. Derivative instruments used for converting fixed rate debt into floating rate debt are designated as fair value hedges.

Sensitivity analysis

The Company uses the VaR methodology to measure foreign exchange and interest rate risks in portfolios managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a 1-day time horizon. The daily VaR measurement uses market volatilities and correlations based on historical daily data (one year).

The average VaR calculated for 2017 was SEK 17.2 (16.3) million for the combined mandates. No VaR-limits were exceeded during 2017.

Financial credit risk

Financial instruments carry an element of risk in that counterparts may be unable to fulfill their payment obligations. This exposure arises in the investments in cash, cash equivalents, interest-bearing securities and from derivative positions with positive unrealized results against banks and other counterparties.

The Company mitigates these risks by investing cash primarily in well-rated securities such as treasury bills, government bonds, commercial papers, and mortgage-covered bonds with short-term ratings of at least A-2/P-2 or equivalents, and long-term ratings of AAA. Separate credit limits are assigned to each counterpart in order to minimize risk concentration. All derivative transactions are covered by ISDA netting agreements to reduce the credit risk.

At December 31, 2017, the credit risk in financial cash instruments was equal to the instruments’ carrying value. Credit exposure in derivative instruments was SEK 1.3 (1.1) billion.

Liquidity risk

The Company minimizes the liquidity risk by maintaining a sufficient cash position, centralized cash management, investments in highly liquid interest-bearing securities, and by having sufficient committed credit lines in place to meet potential funding needs. For information about contractual obligations, see Note C31, “Contractual obligations.” The current cash position is deemed to satisfy all short-term liquidity requirements as well as non-current borrowings.

Cash, cash equivalents and interest-bearing securities

	Remaining time to maturity
SEK billion	< 3 months	3–12 months	1–5 years	>5 years	Total
Banks	26.4	0.2	0.2	0.1	26.9
Type of issuer/counterpart
Governments	9.5	1.0	11.5	0.8	22.8
Corporates	0.3	0.0	0.0	0.0	0.3
Mortgage institutes	0.2	0.0	16.7	0.8	17.7
2017	36.4	1.2	28.4	1.7	67.7
2016	37.0	1.3	19.3	0.3	57.9

The instruments are classified as held for trading, loans and receivables, or available-for-sale. Cash, cash equivalents and interest-bearing securities are mainly held in SEK unless offset by EUR-funding. Instruments held for trading with a remaining maturity longer than one year amounted to SEK 5.0 billion and were reported as Interest-bearing securities, current.

Refinancing risk

Refinancing risk is the risk that the Company is unable to refinance outstanding debt under reasonable terms and conditions, or at all, at a given point in time.

Debt financing is mainly carried out through borrowing in the Swedish and international debt capital markets.

Bank financing is used for certain subsidiary funding and to obtain committed credit facilities, see Note C19, “Interest-bearing liabilities.”

Funding programs1)

	Amount		Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000		1,519	3,481
SEC Registered program (USD million)	[2]	)	1,000	—

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Fair valuation of the Company’s financial instruments

The Company’s financial instruments accounted for at fair value generally meet the requirements of level 1 valuation due to the fact that they are based on quoted prices in active markets for identical assets.

Exceptions to this relates to:

•	OTC derivatives with an amount of gross SEK 1.4 (1.2) billion in relation to assets and gross SEK 1.1 (0.9) billion in relation to liabilities were valued based on references to other market data as currency or interest rates. These valuations fall under level 2 valuation as defined by IFRS.

•	Ownership in other companies and other financial investments where the Company neither has control nor significant influence. The amount recognized in these cases was SEK 2.1 (2.1) billion. These assets, classified as level 3 assets for valuation purposes, have been valued based on value in use technique.

Financial instruments carried at other than fair value

The fair value of the Company’s financial instruments, recognized at fair value, is determined based on quoted market prices or rates. For further information about valuation principles, see Note C1, “Significant accounting policies.”

Financial instruments, such as trade receivables, borrowings and payables, are carried at amortized cost which is deemed to be equal to fair value, except for those noted in the table Notes, bonds, bilateral loans and committed credits in Note C19, “Interest-bearing liabilities.” When a market price is not readily available and there is insignificant interest rate exposure and credit spreads affecting the value, the carrying value is considered to represent a reasonable estimate of fair value.

Offsetting financial assets and liabilities

As required by IFRS, the Company has off set financial instruments under ISDA agreements. The related assets amounted to SEK 1.4 (1.2) billion, prior to offsetting of SEK 0.1 (0.1) billion, with a net amount of SEK 1.3 (1.1) billion recognized in the balance sheet. The related liabilities amounted to SEK 1.0 (0.9) billion, prior to offsetting of SEK 0.1 (0.1) billion, with a net amount of SEK 0.9 (0.8) billion recognized in the balance sheet.

Market price risk in own shares and other listed equity investments

The Company is exposed to fluctuations in its own share price (through stock purchase plans for employees) and other share-based compensation for employees and the Board of Directors. Some of the plans are share settled and some are cash settled as further disclosed in Note C1, “Significant accounting policies” and Note C28, “Information regarding members of the Board of Directors, the Group management and employees .”

Share-based plans for employees

The obligation to deliver shares under the stock purchase plan and the Long-term Variable Compensation Program 2017 for the Executive Team (LTV 2017) is covered by holding Ericsson Class B shares as treasury stock. A change in the share price will result in a change in social security charges, which represents a risk to the income statement. The cash flow exposure is hedged through the holding of Ericsson Class B shares as treasury stock to be sold to generate funds, which also cover social security payments.

Cash settled plans to employees and the Board of Directors

In the case of synthetic share programs (a cash settled program as defined in IFRS) to Board members and cash settled plans to employees, the Company is exposed to risks in relation to own share price, both with regard to compensation expenses and social security charges. The obligations to pay compensation amounts under the synthetic share-based compensations to the Board of Directors and employees are covered by a liability in the balance sheet.

For further information about the stock purchase plan, LTV 2017, the cash settled plans to employees and the synthetic share-based compensations to the Board of Directors, see Note C28, “Information regarding members of the Board of Directors, the Group management and employees.”

Financial instruments, book value

SEK billion	Customer finance	Trade receivables	Interest- bearing securities	Cash equiva- lents	Borrowings	Trade payables	Other financial assets	Other current receivables	Other current liabilities	2017	2016
Note	C14	C14	C12	C25	C19	C22	C12	C15	C21
Assets at fair value through profit or loss			6.1	14.3			0.9	1.2	–0.9	21.6	23.5
Loans and receivables	3.9	63.2	0.3	3.2			5.0			75.6	78.9
Available-for-sale			25.4				1.3			26.7	8.8
Financial liabilities at amortized cost					–33.0	–26.3				–59.3	–52.0

Total	3.9	63.2	31.8	17.5	–33.0	–26.3	7.2	1.2	–0.9	64.6	59.2